SHORT-TERM BANK CREDIT AND LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Short-term bank credit	$ 5,248	$ 3,866
Less-current maturities	5,500	12,541
Total short-term bank credit and loans	10,748	16,407
Weighted average interest
Short-term bank credit	3.25%	4.00%
Add: current maturities of long-term loans	3.19%	3.95%
Short-term and revolving credit lines	$ 26,000	$ 21,300
Short-term and revolving credit lines, expiration date	Mar. 31, 2013